Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
The Company’s income tax provision differs from that calculated by applying the combined enacted Canadian federal and provincial statutory income tax rate of 27% for the year ended December 31, 2018 (year ended December 31, 2017 – 26%; year ended December 31, 2016 – 26%) as follows:

	Years ended December 31,
	2018	2017	2016
		(Adjusted, Note 6)	(Adjusted, Note 6)
Loss before income taxes	$(38,658)	$(67,284)	$(96,722)
Expected income tax recovery	(10,438)	(17,494)	(25,148)
Increase (reduction) in income taxes resulting from:
Non-deductible stock-based compensation	433	786	2,176
Other permanent differences	3,762	3,624	5,875
Withholding taxes	657	444	1,109
Change in enacted tax rates	135	22,960	—
Foreign tax rate differences, foreign exchange and other adjustments	1,585	138	(4,560)
Non-taxable income from equity investment	(6,834)	(3,245)	925
Change in valuation allowance	12,812	(11,637)	32,583
Change in uncertain tax position	—	—	301
Bargain purchase gain	—	—	(9,311)
Income tax expense (recovery)	$2,112	$(4,424)	$3,950

Schedule of Deferred Tax Assets and Liabilities
The significant components of the deferred income tax assets and liabilities are as follows:

	December 31, 2018	December 31, 2017
Deferred income tax assets:
Net loss carry forwards	$197,585	$189,627
Intangible assets	5,655	6,502
Property, plant and equipment	12,799	13,046
Warranty liability	3,251	3,290
Foreign tax credits	620	5,241
Inventory	4,223	4,668
Research and development	5,961	5,795
Other	11,135	13,190
Total gross deferred income tax assets	241,229	241,359
Valuation allowance	(239,565)	(239,511)
Total deferred income tax assets	1,664	1,848
Deferred income tax liabilities:
Intangible assets	(2,456)	(4,062)
Property, plant and equipment	(106)	(231)
Other	(1,667)	(323)
Total deferred income tax liabilities	(4,229)	(4,616)
Total net deferred income tax liabilities	$(2,565)	$(2,768)
Allocated as follows:
Deferred income tax assets	$1,664	$1,848
Deferred income tax liabilities	(4,229)	(4,616)
Total net deferred income tax liabilities	$(2,565)	$(2,768)

Schedule of Components of Income Tax Expense (Benefit)
The components of the Company’s income tax expense (recovery) are as follows:

		Income tax expense (recovery)
	Net income (loss)
	before income
	taxes	Current	Deferred	Total
Year ended December 31, 2018
Canada	$(61,933)	214	—	$214
United States	17,161	803	—	803
Italy	7,445	1,741	(1,188)	553
Other	(1,331)	1,192	(650)	542
	$(38,658)	$3,950	$(1,838)	$2,112
Year ended December 31, 2017
Canada	$(61,458)	$(3,737)	$(17)	$(3,754)
United States	3,023	17	—	17
Italy	679	493	(1,470)	(977)
Other	(9,528)	447	(157)	290
	$(67,284)	$(2,780)	$(1,644)	$(4,424)
Year ended December 31, 2016
Canada	$(104,060)	$56	$120	$176
United States	14,926	7	—	7
Italy	(5,601)	192	1,440	1,632
Other	(1,987)	1,355	780	2,135
	$(96,722)	$1,610	$2,340	$3,950

Summary of Operating Loss Carryforwards
The Company has loss carry-forwards in the various tax jurisdictions available to offset future taxable income as follows:

Expiring in:	2019	2020	2021	2022 and later	Total
Canada	$—	$—	$—	$518,969	$518,969
Italy	—	—	—	2,976	2,976
United States	—	—	—	103,673	103,673
Sweden	—	—	—	19,155	19,155
Other	4,668	4,039	4,131	14,009	26,847
Total	$4,668	$4,039	$4,131	$658,782	$671,620